Goodwill and Intangibles - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 9,900	$ 12,900	$ 33,700	$ 39,500	$ 53,200	$ 38,300	$ 16,600
Accretion of contract rights under development agreements and placement fees	1,200	$ 1,200	3,459	$ 3,538	4,702	496	58
Goodwill	257,845		$ 257,845		251,024	253,851	77,617
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					$ 0	3,400	1,400
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)			1 year		1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, useful life (years)			12 years		12 years
Interactive
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 4,828		$ 4,828		$ 4,828	$ 4,828	$ 0
Long-term growth rate (as a percent)					4.00%
Discount rate (as a percent)					15.00%